Cash and Cash Equivalents and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash and Cash Equivalents and Restricted Cash (Table)
	December 31, 2022	December 31, 2021
Cash at banks and on hand	$28,854	$32,536
Restricted cash	300	—
Short-term deposits	21,010	44
Total	$50,164	$32,580